UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund
The fund's portfolio
12/31/08 (Unaudited)

Key to abbreviations
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
LOC -- Letter of Credit
PSFG -- Permanent School Fund Guaranteed
TAN -- Tax Anticipation Notes
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (1.8%)
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 3/4s, 2/1/40 (Bank of Nova
Scotia (LOC))	VMIG1	$1,400,000	$1,400,000
			1,400,000

California (1.5%)
San Francisco City & Cnty., Multi-Fam. Hsg. VRDN (Post
St. Towers), Ser. A, FHLMC Coll., 0.55s, 8/1/30	A-1+	1,200,000	1,200,000
			1,200,000

Colorado (4.6%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. A1, 1.15s, 9/1/33 (Bank
of America, N.A. (LOC))	VMIG1	1,100,000	1,100,000
CO Hsg. & Fin. Auth. VRDN
(Multi-Fam. Loretto), Ser. F, FNMA Coll., 0.8s,
10/15/16	A-1+	1,450,000	1,450,000
(Multi-Fam. - Coventry), Ser. B, FNMA Coll., 0.8s,
10/15/16	A-1+	200,000	200,000
(Multi-Fam. - Hamptons), Ser. G, FNMA Coll., 0.8s,
10/15/16	A-1+	900,000	900,000
			3,650,000

Florida (2.8%)
Highlands Cnty., Hlth. Fac. Auth. VRDN (Adventist
Hlth.), Ser. A, 1.9s, 11/15/32 (Suntrust Bank (LOC))	VMIG1	400,000	400,000
Tampa, VRDN (Tampa LLC. - U. Tampa), Ser. A, 1.15s,
10/1/37 (Royal Bank of Canada (LOC))	VMIG1	1,815,000	1,815,000
			2,215,000

Georgia (1.5%)
Roswell, Hsg. Auth. Multi-Fam. VRDN (Rosemont Apt.),
FHLMC Coll., 1.2s, 1/1/34	A-1+	1,170,000	1,170,000
			1,170,000

Illinois (4.8%)
Channahon, VRDN (Morris Hosp.), Ser. B, 1s, 12/1/32
(U.S. Bank, N.A. (LOC))	A-1+	980,000	980,000
IL Dev. Fin. Auth. VRDN (North Shore Country Day),
0.9s, 7/1/33 (Northern Trust Co. (LOC))	VMIG1	1,000,000	1,000,000
IL Fin. Auth. VRDN (St. Xavier U.), 1.45s, 10/1/40
(LaSalle Bank, N.A. (LOC))	A-1+	1,840,000	1,840,000
			3,820,000

Indiana (7.7%)
IN Hlth. Fac. Fin. Auth. VRDN
(Clark Memorial Hosp.), Ser. A, 1.15s, 4/1/24 (Bank
One, N.A. (LOC))	VMIG1	800,000	800,000
(Fayette Memorial Hosp. Assn.), Ser. A, 1.38s, 10/1/32
(U.S. Bank, N.A. (LOC))	A-1+	1,000,000	1,000,000
IN State Dev. Fin. Auth. Ed. Fac. VRDN (IN Museum
of Art), 0.8s, 2/1/39 (Bank One, N.A. (LOC))	VMIG1	1,000,000	1,000,000
IN State Fin. Auth. Edl. Fac. VRDN (Depauw U.),
Ser. A, 1.3s, 7/1/36 (Northern Trust Co. (LOC))	VMIG1	1,500,000	1,500,000
Purdue U. VRDN (Student Fee)
Ser. T, 0.55s, 7/1/27	VMIG1	515,000	515,000
Ser. S, 0.55s, 7/1/26	VMIG1	1,270,000	1,270,000
			6,085,000

Kansas (2.5%)
KS State Dev. Fin. Auth. VRDN (Sisters of Charity),
Ser. C, 1.15s, 12/1/19	VMIG1	560,000	560,000
KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess
Long Term Care), Ser. C, 0.8s, 5/15/30 (JPMorgan Chase
Bank (LOC))	VMIG1	1,400,000	1,400,000
			1,960,000

Kentucky (1.9%)
KY Econ. Dev. Fin. Auth. VRDN (Catholic Hlth.),
Ser. C, 0.4s, 5/1/34	VMIG1	1,500,000	1,500,000
			1,500,000

Massachusetts (1.9%)
MA Hlth. & Ed. Fac. Auth. Commercial Paper (Harvard
U.), Ser. EE, 0.4s, 1/23/09	P-1	1,500,000	1,500,000
			1,500,000

Michigan (2.5%)
Grand Valley, MI State U. VRDN, 1.38s, 12/1/25
(Charter One Bank, N.A. (LOC))	A-1	2,000,000	2,000,000
			2,000,000

Minnesota (6.2%)
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Class A, 1.15s, 9/1/29 (U.S.
Bank, N.A. (LOC))	A-1+	1,100,000	1,100,000
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist.
VRDN (Hlth. Ctr.), 0.9s, 8/1/14 (Wells Fargo
Bank, N.A. (LOC))	A-1+	1,700,000	1,700,000
New Ulm, Hosp. Fac. VRDN (Hlth. Ctr. Syst.), 0.9s,
8/1/14 (Wells Fargo Bank, N.A. (LOC))	A-1+	300,000	300,000
U. of MN VRDN, Ser. C, 0.55s, 12/1/36	VMIG1	1,790,000	1,790,000
			4,890,000

Mississippi (1.5%)
Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.)
1.1s, 6/1/23	VMIG1	700,000	700,000
1s, 12/1/16	VMIG1	500,000	500,000
			1,200,000

Missouri (1.9%)
MO State Hlth. & Edl. Fac. Auth. VRDN (Deaconess
Long-term Care), Ser. B, 0.8s, 5/15/30 (JPMorgan Chase
Bank (LOC))	VMIG1	1,500,000	1,500,000
			1,500,000

Montana (0.8%)
MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A,
1.15s, 12/1/25	VMIG1	675,000	675,000
			675,000

Nevada (1.6%)
Reno, Sales Tax VRDN, 1.15s, 6/1/42 (Bank of New York
(LOC))	VMIG1	300,000	300,000
Truckee Meadows Wtr. Auth. Commercial Paper, Ser.
06-A, 0.8s, 3/19/09 (Lloyds TSB Group (LOC))	P-1	1,000,000	1,000,000
			1,300,000

New Hampshire (6.7%)
NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH), Ser. A,
1.2s, 7/1/35	VMIG1	2,000,000	2,000,000
NH State Bus. Fin. Auth. VRDN (Foundation For Seacoast
Hlth.), Ser. A, 1.8s, 6/1/28 (Bank of America, N.A.
(LOC))	A-1+	1,705,000	1,705,000
NH State Hsg. Fin. Auth. Multi-Fam. VRDN (EQR-Bond
Partnership), FNMA Coll., 1s, 9/15/26	VMIG1	1,600,000	1,600,000
			5,305,000

New Jersey (1.4%)
NJ Hlth. Care Fac. Fin. Auth. VRDN (Somerset Med.
Ctr.), 1 1/4s, 7/1/24 (TD Bank, N.A. (LOC))	VMIG1	1,130,000	1,130,000
			1,130,000

New York (6.0%)
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
(Cherry Ridge Appartments, LLC), 3/4s, 1/1/35 (HSBC
Bank USA, N.A. (LOC))	A-1+	200,000	200,000
(Cherry Ridge Assisted Living), 3/4s, 1/1/35 (HSBC
Bank USA, N.A. (LOC))	A-1+	200,000	200,000
North Amityville, Fire Co., Inc. VRDN (NY Fire Dept.),
1.45s, 9/1/23 (Citibank, N.A. (LOC))	A-1	725,000	725,000
NY City, Cultural Resource VRDN (Alvin Ailey Dance
Foundation), 0.63s, 7/1/33 (Citibank, N.A. (LOC))	VMIG1	1,700,000	1,700,000
Riverhead, Indl. Dev. Agcy. Civic Fac. VRDN (Central
Suffolk Hosp.), Ser. C, 1.12s, 7/1/17 (HSBC Bank USA,
N.A. (LOC))	VMIG1	1,970,000	1,970,000
			4,795,000

North Carolina (5.3%)
NC Cap. Fac. Commercial Paper (Duke U.), 1/2s, 2/25/09	P-1	2,000,000	2,000,000
NC Cap. Fin. Agcy. Edl. Fac. VRDN (Wake Forrest U.),
Ser. B, 1.73s, 1/1/18	VMIG1	1,175,000	1,175,000
U. of NC VRDN, Ser. C, 0.8s, 12/1/25	VMIG1	1,035,000	1,035,000
			4,210,000

Ohio (1.9%)
Montgomery Cnty., VRDN (Catholic Hlth. Initiatives),
Ser. B-2, 0.7s, 4/1/37	VMIG1	600,000	600,000
OH State Air Quality Dev. Auth. VRDN (Poll. Control-
First Energy), Ser. B, 0.7s, 1/1/34 (Barclays Bank PLC
(LOC))	VMIG1	650,000	650,000
Warren Cnty., Hlth. Care Fac. VRDN (Otterbein Homes),
1.05s, 7/1/31 (U.S. Bank, N.A. (LOC))	A-1+	230,000	230,000
			1,480,000

Oregon (1.3%)
OR State TAN, Ser. A, 3s, 6/30/09	MIG1	1,000,000	1,006,379
			1,006,379

Pennsylvania (9.4%)
Allegheny Cnty., Hosp. Dev. Auth. VRDN
(Children's Hosp. of Pittsburgh), Ser. A, 1.21s,
6/1/35 (Citizens Bank of PA (LOC))	VMIG1	145,000	145,000
(Children's Hosp. of Pittsburgh), Ser. A, 1.08s,
6/1/09 (PNC Bank, N.A. (LOC))	VMIG1	600,000	600,000
(Presbyterian U. Hosp.), Ser. B1, 1s, 3/1/18 (Bank
One, N.A. (LOC))	VMIG1	400,000	400,000
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy), Ser. A, 0.7s, 1/1/35 (Barclays Bank
PLC (LOC))	VMIG1	850,000	850,000
Cumberland Cnty., Muni. Auth. VRDN (Messiah Village),
1.28s, 7/1/27 (Citizens Bank of PA (LOC))	VMIG1	825,000	825,000
Delaware River Port Auth. PA & NJ VRDN, Ser. B, 1.2s,
1/1/26 (TD Banknorth, N.A. (LOC))	VMIG1	2,000,000	2,000,000
Montgomery Cnty. Commercial Paper, Ser. 94-A, 1.4s,
2/12/09 (BNP Paribas (LOC))	P-1	2,000,000	2,000,000
Wilkinsburg, Muni. Auth VRDN (Monroeville
Christian), 1.21s, 3/1/27 (Citizens Bank, N.A. (LOC))	VMIG1	605,000	605,000
			7,425,000

Texas (8.8%)
Conroe, Indpt. School Dist. Mandatory Put Bonds,
Ser. B, PSFG, 1.8s, 8/15/09	Aaa	1,000,000	1,000,000
Cypress-Fairbanks, Indpt. School Dist. Mandatory Put
Bonds (School House), Ser. B, PSFG, 1.8s, 8/15/09	Aaa	1,000,000	1,000,000
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 1.15s,
8/1/35	A-1+	2,000,000	2,000,000
Houston, Indpt. School Dist. Mandatory Put Bonds
(Schoolhouse), PSFG, 1.85s, 6/15/09	Aaa	1,000,000	1,000,000
Humble, Indpt. School Dist. Mandatory Put Bonds
(School Bldg.), PSFG, 2s, 7/1/09	Aaa	1,000,000	1,000,000
Katy, Indpt. School Dist. VRDN (School Bldg.), PSFG,
1.15s, 8/15/33	VMIG1	1,000,000	1,000,000
			7,000,000

Utah (0.4%)
Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.),
Ser. B, 0.8s, 5/15/36	A-1+	300,000	300,000
			300,000

Virginia (2.1%)
James Cnty., Indl. Dev. Auth. VRDN (Multi Fam. -
Chambrel), FNMA Coll., 1.15s, 11/15/32	A-1+	670,000	670,000
U. of VA Commercial Paper Ser. 03-A, 2.35s, 1/5/09	P-1	1,000,000	1,000,000
			1,670,000

Washington (5.4%)
WA State Hlth. Care Fac. Auth. Lease VRDN (National
Hlth. Care Research & Ed.), 3/4s, 1/1/32 (BNP Paribas
(LOC))	VMIG1	1,700,000	1,700,000
WA State Hsg. Fin. Comm. Non Profit VRDN
(Northwest School), 0.79s, 6/1/32 (Bank of America,
N.A. (LOC))	VMIG1	1,500,000	1,500,000
(St. Vincent De Paul), Ser. A, 1.09s, 2/1/31 (Wells
Fargo Bank, N.A. (LOC))	A-1+	1,095,000	1,095,000
			4,295,000

Wisconsin (2.6%)
U. of WI Hosp. & Clinic Auth. VRDN, Ser. B, 1.1s,
4/1/34 (U.S. Bank, N.A. (LOC))	VMIG1	400,000	400,000
WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton

Franciscan Svcs.), Ser. B, 0.71s, 8/15/33 (U.S.
Bank, N.A. (LOC))	VMIG1	1,700,000	1,700,000
			2,100,000

Wyoming (3.1%)
Gillette, Poll. Control VRDN, 0.8s, 1/1/18 (Barclays
Bank PLC (LOC))	P-1	1,900,000	1,900,000
Sweetwater Cnty., Poll. Control VRDN (Pacific Corp.),
Ser. A, 0.74s, 7/1/15 (Barclays Bank PLC (LOC))	VMIG1	500,000	500,000
Uinta Cnty. Poll. Control VRDN (Chevron USA, Inc.),
1.1s, 8/15/20	P-1	100,000	100,000
			2,500,000

TOTAL INVESTMENTS

Total investments (cost $79,281,379)(b)			$79,281,379

NOTES

(a) Percentages indicated are based on net assets of $79,325,681.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at December 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

The rates shown on VRDN are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at December 31, 2008 (as a percentage of net assets):

Health care	23.2%
Financial	17.4
Education	16.5
Local government	10.4

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$--	$--

Level 2	79,281,379	--

Level 3	--	--

Total	$79,281,379	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009